GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets [Line Items]
Gaming subconcession, net	$ 141,440	$ 197,533
Gaming Subconcession [Member]
Goodwill And Intangible Assets [Line Items]
Deemed cost	898,959	894,079
Less: accumulated amortization	(757,519)	(696,546)
Gaming subconcession, net	$ 141,440	$ 197,533